Allowance for Loan Losses - Net Charge offs (Recoveries) Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	$ 1,631	$ 505	$ 190
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	494	262	1
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	(1)	0	0
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	27	(6)	(18)
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	(76)	243	32
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	544	25	(13)
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	165	182	98
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	165	182	98
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	972	61	91
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	19	39	34
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net chargeoffs (recoveries)	$ 953	$ 22	$ 57